Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Deferred taxes
Deferred taxes	$ 395.9	₨ 32,531.5	₨ (15,505.1)	₨ (8,308.9)
Income tax expense/(credit) reported	85.7	7,040.6	42,204.9	25,410.7
India [Member]
Current taxes
Current taxes	54.4	4,469.2	3,397.3	1,363.6
Deferred taxes
Deferred taxes	(182.0)	(14,962.8)	(124.3)	146.5
Other than India [Member]
Current taxes
Current taxes	342.1	28,114.3	23,302.5	15,738.2
Deferred taxes
Deferred taxes	$ (128.8)	₨ (10,580.1)	₨ 15,629.4	₨ 8,162.4